117 1899

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

OMB Approval	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

PROCESSED
MAY 0 2 2002
THOMSON
FINANCIAL

RECEIVED APR 1 2 2002

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

02000615

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
GEO-HOPE #2 & 3 JOINT VENTURE

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☒ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
GEO-HOPE #2 & 3 JOINT VENTURE

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
2501 OAK LAWN AVE. #560 DALLAS, TEXAS 75219	(214) 521-5757
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

OIL AND GAS EXPLORATION AND OPERATIONS

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): JOINT VENTURE
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 0 2 ☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) T X

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice consituces a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
ROSE, HARDY

Business or Residence Address (Number and Street, City, State, Zip Code)
2501 OAK LAWN AVE. #560 DALLAS, TEXAS 75219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
SMITH, CAROL A.

Business or Residence Address (Number and Street, City, State, Zip Code)
2501 OAK LAWN AVE. #560 DALLAS, TEXAS 75219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
KLENK, CHARLOTTE

Business or Residence Address (Number and Street, City, State, Zip Code)
2501 OAK LAWN AVE. #560 DALLAS, TEXAS 75219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
MASTERSON, MAX

Business or Residence Address (Number and Street, City, State, Zip Code)
2501 OAK LAWN AVE. #560 DALLAS, TEXAS 75219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?	$14,950.00	
SUBJECT TO MANDATORY CALL FOR COMPLETION $9,950.00	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2501 OAK LAWN AVE. #560 DALLAS, TEXAS 75219

Name of Associated Broker or Dealer
GEO SECURITIES, INC.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Circled: AZ, CA, DC, FL, GA, ID, IL, IA, KY, LA, MD, MI, MN, MS, MT, NV, NJ, NM, NC, ND, OH, OK, OR, TX, UT, VA, WA, WI, WY)

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional coopies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify JOINT VENTURE)	$ 747,000	$
Total	$ 747,000	$

Answer also in Appendix, Column 3, if filing under ULOE DOES NOT INCLUDE $7,545.00 MANAGER'S CONTRIBUTION

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately) INCLUDES 3.5% SYNDICATION EXPENSE	☐	$ 100,860.00
Other Expenses (identify) ORIGANIZATION COSTS/DUE DILIGENCE MISC.	☐	$ 3,720.00
Total	☐	$ 104,580.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $649,965.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate . . . . . PROSPECT COSTS	☐ $	☐ $ 70,000.00
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify) TURNKEY DRILLING COSTS	☐ $	☐ $ 347,979.00
TURNKEY COMPLETION COSTS		$231,986.00
	☐ $	☐ $
Column Totals	☐ $	☐ $ 649,965.00

*INCLUDES MANAGER'S CONTRIBUTION OF $7,545.45

Total Payments Listed (column totals added) . . . . ☐ $

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
GEO-HOPE #2 & 3 JOINT VENTURE	[signature], PRES.	4/11/02
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
HARDY ROSE	PRESIDENT, GEO COMPANIES OF NORTH AMERICA, INC., MANAGER	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252 (c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? . . . . . . Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
GEO-HOPE #2 & 3 JOINT VENTURE	[signature], Pres.	07/11/02
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
HARDY ROSE	PRESIDENT, GEO COMPANIES OF NORTH AMERICA, INC., MANAGER	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (PartC-Item 1)	Type of investor and amound purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	JT. VENTURES INTERESTS	Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
AL									
AK									
AZ		X	$747,000						X
AR									
CA		X	$747,000						X
CO									
CT									
DE									
DC		X	$747,000						X
FL		X	$747,000						X
GA		X	$747,000						X
HI									
ID		X	$747,000						X
IL		X	$747,000						X
IN									
IA		X	$747,000						X
KS									
KY		X	$747,000						X
LA		X	$747,000						X
ME									
MD									
MA									
MI									
MN									
MS		X	$747,000						X
MO									

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (PartC-Item 1)	4 Type of investor and amound purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
MT		X	$747,000						X
NE									
NV		X	$747,000						X
NH									
NJ									
NM		X	$747,000						X
NY									
NC		X	$747,000						X
ND									
OH		X	$747,000						X
OK		X	$747,000						X
OR		X	$100,000						X
PA									
RI									
SC									
SD									
TN									
TX		X	$747,000						X
UT		X	$747,000						X
VT									
VA		X	$747,000						X
WA		X	$747,000						X
WV									
WI		X	$747,000						X
WY		X	$747,000						X
PR									

(Rev. 11/98)

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, GEO-HOPE #2 & 3 JOINT VENTURE (a corporation), (a partnership), (a Joint Venture limited liability company) organized under the laws of TEXAS, or (an individual), [strike out inapplicable nomenclature] for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

GEO COMPANIES OF NORTH AMERICA, INC.
(Name)

2501 OAK LAWN AVE. #560, DALLAS, TEXAS 75219
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of process:

	State	Officer
___	ALABAMA	Secretary of State.
___	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development.
X	ARIZONA	The Corporation Commission.
___	ARKANSAS	The Securities Commissioner.
X	CALIFORNIA	Commissioner of Corporations.
___	COLORADO	Securities Commissioner.
___	CONNECTICUT	Banking Commissioner.
___	DELAWARE	Securities Commissioner.
X	FLORIDA	Department of Banking and Finance.
X	GEORGIA	Commissioner of Securities.
___	GUAM	Administrator, Department of Finance.
___	HAWAII	Commissioner of Securities.
X	IDAHO	Director, Department of Finance.
X	ILLINOIS	Secretary of State.
___	INDIANA	Secretary of State.
X	IOWA	Commissioner of Insurance.
___	KANSAS	Secretary of State.
X	KENTUCKY	Director, Division of Securities.

_X_	DISTRICT OF COLUMBIA	Public Service Commission.
___	MAINE	Administrator, Securities Division.
___	MARYLAND	Commissioner of the Division of Securities.
___	MASSACHUSETTS	Secretary of State.
___	MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce.
___	MINNESOTA	Commissioner of Commerce.
_X_	MISSISSIPPI	Secretary of State.
___	MISSOURI	Securities Commissioner.
_X_	MONTANA	State Auditor and Commissioner of Insurance.
___	NEBRASKA	Director of Banking and Finance.
_X_	NEVADA	Secretary of State.
___	NEW HAMPSHIRE	Secretary of State.
___	NEW JERSEY	Chief, Securities Bureau.
_X_	NEW MEXICO	Director, Securities Division.
___	NEW YORK	Secretary of State.
_X_	NORTH CAROLINA	Secretary of State.
___	NORTH DAKOTA	Securities Commissioner.
_X_	OHIO	Secretary of State.
_X_	LOUISIANA	Commissioner of Securities.
_X_	OREGON	Director, Department of Insurance and Finance.
_X_	OKLAHOMA	Securities Administrator.
***	PENNSYLVANIA	Pennsylvania does not Require filing of a Consent to Service of Process.
___	PUERTO RICO	Commissioner of Financial Institutions.
___	RHODE ISLAND	Director of Business Regulation.
___	SOUTH CAROLINA	Secretary of State.
___	SOUTH DAKOTA	Director of the Division of Securities.
___	TENNESSEE	Commissioner of Commerce And Insurance.
_X_	TEXAS	Securities Commissioner.
_X_	UTAH	Director, Division of Securities.
___	VERMONT	Secretary of State.
_X_	VIRGINIA	Clerk, State Corporation Commission.
_X_	WASHINGTON	Director of the Department of Licensing.
___	WEST VIRGINIA	Commissioner of Securities.
_X_	WISCONSIN	Commissioner of Securities.
_X_	WYOMING	Secretary of State

Dated this _____ day of 2002, __________.

GEO-HOPE #2 & 3 JOINT VENTURE

(Seal)

By: ______________________

Title: HARDY ROSE, PRESIDENT, GEO COMPANIES OF NORTH AMERICA, INC., MANAGER

ACKNOWLEDGMENT OF CORPORATION/LIMITED LIABILITY COMPANY

STATE OR PROVINCE OF TEXAS)
) ss.
COUNTY OF DALLAS)

On this ______ day of ____________________________, 2002, before me personally appeared HARDY ROSE known personally to me to be the PRES./MANAGER (Title) of the above named corporation/limited liability company and acknowledged that he/she, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation/limited liability company by himself/herself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____
Notary

(Notarial Seal)

My Commission expires:
____

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

STATE OR PROVINCE OF _______________________)
) ss.
COUNTY OF __________________________________)

On this _______ day of ______________________________, _________, before me personally appeared ____, to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____
Notary

(Notarial Seal)

My Commission expires:
____

GE⊕

GE⊕SECURITIES, INC. **MEMBER NASD**
2501 Oak Lawn Avenue
Dallas, Texas 75219-4046 USA
Phone (214) 521-5757
Fax (214) 521-5759
www.geocompanies.com

April 10, 2002 VIA OVERNIGHT COURIER

U.S. Securities & Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE: **THE GEO-HOPE 2 & 3 JOINT VENTURE**
Form D Filing / ULOE
GEO companies of North America, Inc., Manager

Dear Sir/Madam:

In accordance with your instructions, we are filing the enclosed information for our Uniform Limited Offering Exemption (REG D, Section 506) on our GEO-HOPE 2 & 3 Joint Venture private placement offering:

1. One (1) Manually signed copy of Form D
2. Four (4) Copies of Form D

Please acknowledge receipt of these documents by file/date stamping the enclosed copy of this letter and returning in the enclosed SASE.

If you require anything else, please let me know.

Sincerely,

Carol A. Smith

Carol A. Smith
President

Enclosures